INVENTORIES	12 Months Ended
Dec. 31, 2024
INVENTORIES
INVENTORIES

3. INVENTORIES

Inventories consist of the following:

	December 31,
	2023	2024
Raw materials	$112,462	$15,349
Work-in-process	19,483	20,649
Finished goods	41,326	113,941
Total	$173,271	$149,939

Inventory write-down was nil, $4.5 million and $81.4 million for the years ended December 31, 2022, 2023 and 2024.